Long-Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Principal Payments [Abstract]
2015	$ 228,492
2016	260,931
2017	188,313
2018	305,713
2019	159,459
2020 and thereafter	275,428
Total	$ 1,418,336	$ 1,380,298